SUPPLEMENT NO. 1
                              DATED MARCH 12, 2002

                    TO THE PROSPECTUS DATED FEBRUARY 8, 2002
                                     FOR THE
                                FLEXIBLE PREMIUM
               INDIVIDUAL VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                       and
                                FLEXIBLE PREMIUM
             LAST SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE POLICY

       WE ARE CORRECTING THE HEADER IN THE COVER PAGE TO READ AS FOLLOWS:

                                FLEXIBLE PREMIUM
               INDIVIDUAL VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                       and
                                FLEXIBLE PREMIUM
             LAST SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                    Issued by
                      TIAA-CREF LIFE SEPARATE ACCOUNT VLI-I
                                       and
                        TIAA-CREF LIFE INSURANCE COMPANY
                                730 Third Avenue
                          New York, New York 10017-3206
                            Telephone (800) 223-1200